Share Option Plan (Share-based Compensation of the Company, Restricted Share Units Activity) (Narrative) (Details) (CNY)	12 Months Ended			11 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	6,400,000	38,000,000	42,500,000
The Company [Member] | 2008 Equity Compensation Plan [Member] | Restricted Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted in period	25,000	290,840	1,479,962
Share-based compensation expense	6,200,000	9,100,000	16,700,000
Total intrinsic value of restricted shares vested	20,300,000	29,800,000	23,100,000
Unrecognized compensation cost of restricted share units	9,400,000
Weighted average period, unrecognized compensation cost to be recognized over	1 year 6 months 18 days
The Company [Member] | 2008 Equity Compensation Plan [Member] | Restricted Share [Member] | Employees of Group [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted in period				25,000	290,840	337,462
The Company [Member] | 2008 Equity Compensation Plan [Member] | Restricted Share [Member] | Employees of Group [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				4 years	4 years	4 years
The Company [Member] | 2008 Equity Compensation Plan [Member] | Restricted Share [Member] | Employees of Group [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				2 years	2 years	2 years
The Company [Member] | 2008 Equity Compensation Plan [Member] | Restricted Share [Member] | Employees of Shanda [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted in period						1,142,500
Fair value at grant date of restricted shares granted to Shanda's employees	4,400,000	36,500,000	43,100,000
Unrecognized compensation cost of restricted share units	4,100,000
The Company [Member] | 2008 Equity Compensation Plan [Member] | Restricted Share [Member] | Employees of Shanda [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						4 years
The Company [Member] | 2008 Equity Compensation Plan [Member] | Restricted Share [Member] | Employees of Shanda [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						2 years